REVENUE - Additional information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capitalized Contract Cost [Line Items]
Capitalized costs related to sales commissions and referral fees					$ 6,300,000	$ 9,400,000	$ 6,300,000
Amortization expense related to capitalized sales commissions and referral fees	$ 1,900,000	$ 1,500,000	$ 3,500,000	$ 3,700,000	7,400,000	7,000,000.0	6,200,000
Impairments of the capitalized contract costs					0	0	$ 0
Prepaid expenses and other current assets
Capitalized Contract Cost [Line Items]
Capitalized costs related to sales commissions and referral fees	5,400,000		5,400,000		5,000,000.0	6,600,000
Other non-current assets
Capitalized Contract Cost [Line Items]
Capitalized costs related to sales commissions and referral fees	$ 800,000		$ 800,000		$ 800,000	$ 1,100,000